RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN - Investments in operating limited partnerships (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	$ 1,392,179	$ 794,573
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	968,940	1,957,346
Impairment loss in investment in operating limited partnerships	(3,408,346)	(4,986,236)
Less share of loss	0	(32,927)
Other	1,047,227	2,267,244
Investments in operating limited partnerships - as reported	0	0
Series 20
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 21
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 22
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 23
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 24
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 25
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 26
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 27
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 28
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 29
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	(750,492)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	625,357
Impairment loss in investment in operating limited partnerships	0	(286,415)
Less share of loss	0	(32,927)
Other	0	444,477
Investments in operating limited partnerships - as reported	0	0
Series 30
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 31
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 32
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 33
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 34
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	54,469	(179,187)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	285,464	493,394
Impairment loss in investment in operating limited partnerships	(833,360)	(833,360)
Less share of loss	0	0
Other	493,427	519,153
Investments in operating limited partnerships - as reported	0	0
Series 35
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 36
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 37
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 38
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 39
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 40
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 41
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 42
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 43
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 44
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 45
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0
Investments in operating limited partnerships - as reported	0	0
Series 46
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	1,337,710	1,724,252
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	683,476	838,595
Impairment loss in investment in operating limited partnerships	(2,574,986)	(3,866,461)
Less share of loss	0	0
Other	553,800	1,303,614
Investments in operating limited partnerships - as reported	$ 0	$ 0